DISCONTINUED OPERATIONS AND OTHER DIVESTITURES (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Activities in Consolidated Statements of Income for Discontinued Operations

The following table displays summarized activity in our condensed consolidated statements of operations for discontinued operations during the years ended December 31, 2012, 2011, and 2010.

Years ended December 31,	2012		2011			2010
	Coatings	Total	Coatings	BBC	Total	Coatings	BBC	Total
Net sales	$1,487.4	$1,487.4	$1,657.1	$96.2	$1,753.3	$1,524.9	$599.7	$2,124.6

Earnings from operations of discontinued businesses before income taxes(1)(3)	$183.3	$183.3	$118.9	$10.0	$128.9	$121.8	$44.3	$166.1
Income tax expense on operations(2)(3)	(70.7)	(70.7)	(36.5)	(2.1)	(38.6)	(44.0)	(14.0)	(58.0)
Gain on sale of discontinued operations	21.3	21.3	0.0	55.3	55.3	0.0	0.0	0.0
Income tax expense on gain on sale	(12.7)	(12.7)	0.0	(20.7)	(20.7)	0.0	0.0	0.0
Adjust to fair value, less cost to sell	(28.7)	(28.7)	0.0	0.0	0.0	0.0	0.0	0.0
Income tax benefit on adjustment	3.5	3.5	0.0	0.0	0.0	0.0	0.0	0.0

Earnings from discontinued operations, net of tax	$96.0	$96.0	$82.4	$42.5	$124.9	$77.8	$30.3	$108.1

(1)	Included in earnings of discontinued operations before income tax expenses for the year ended December 31, 2012 were expenses of $23.4 related to the Coating Resins sale process. For the years ending December 31, 2012, 2011, and 2010, includes net restructuring charges of $1.6, $20.8, and $3.2, respectively, and environmental charges (credits) of $1.7, ($4.5), ad $4.7, respectively.
(2)	Income tax expense on discontinued operations for the year ended December 31, 2012 includes a $7.6 of tax expense on estimated unrepatriated earnings of international subsidiaries from the anticipated sale of Coating Resins.
(3)	The assets and liabilities of the Coating Resins Segment were reclassified to held-for-sale effective June 30, 2012. Accordingly, depreciation and amortization were no longer recorded on these assets beginning July 1, 2012.

Summary of Assets and Liabilities Held for Sale

The following table displays a summary of the assets and liabilities held for sale as of December 31, 2012 and 2011.

December 31,	2012	2011
Assets
Trade accounts receivable, net	$192.5	$212.4
Inventories, net	196.1	187.8
Other current assets	22.2	24.5
Plants, equipment and facilities, net	432.7	389.8
Acquisition intangibles, net	252.9	291.2
Goodwill, net	323.1	361.2
Other assets	53.1	51.9

	$1,472.6	$1,518.8

December 31,	2012	2011
Liabilities
Accounts payable	$164.5	$162.7
Accrued liabilities	100.8	88.1
Pension and other postretirement benefits	88.0	60.4
Deferred income taxes	51.8	37.1
Other liabilities	59.1	62.8

	$464.2	$411.1

Net assets held for sale	$1,008.4	$1,107.7